UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders.

WBI Absolute Return Balanced Fund

WBI Absolute Return Balanced Plus Fund

WBI Absolute Return Dividend Income Fund

WBI Absolute Return Dividend Growth Fund

Semi-Annual Report
May 31, 2015

Table of Contents

Expense Example	3
Sector Allocation of Portfolio Assets	7
Schedule of Investments	9
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	32
Financial Highlights	40
Notes to Financial Statements	48
Notice to Shareholders	65
Householding	65
Approval of Investment Advisory Agreement	66
Privacy Notice	72

WBI Funds

EXPENSE EXAMPLE – at May 31, 2015 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund, WBI Absolute Dividend Income Fund, and WBI Absolute Dividend Growth Fund Examples are based on an investment of $1,000 invested in the No Load Class and the Institutional Class of each Fund at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the No Load Class and the Institutional Class, respectively, of each Fund, effective March 30, 2015. For the period December 1, 2014 to March 30, 2015, the actual net expenses were limited to 2.00% and 1.60% per the operating expenses limitation agreement for the No Load Class and the Institutional Class, respectively, of each Fund. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may

WBI Funds

EXPENSE EXAMPLE – at May 31, 2015 (Unaudited), Continued

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Absolute Return Balanced Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 963.10	$7.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.80	$8.20

*
Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Balanced Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 965.10	$7.45
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.35	$7.64

*
Expenses are equal to the Fund’s annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Balanced Plus Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 988.90	$8.08
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.80	$8.20

*
Expenses are equal to the Fund’s annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2015 (Unaudited), Continued

WBI Absolute Return Balanced Plus Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 990.00	$7.74
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.15	$7.85

*
Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Income Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 956.90	$7.61
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.15	$7.85

*
Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Income Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 956.90	$7.71
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.05	$7.95

*
Expenses are equal to the Fund’s annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Growth Fund – No Load Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 956.00	$8.14
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.60	$8.40

*
Expenses are equal to the Fund’s annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2015 (Unaudited), Continued

WBI Absolute Return Dividend Growth Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 957.20	$7.42
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.35	$7.64

*
Expenses are equal to the Fund’s annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2015 (Unaudited)

WBI Absolute Return Balanced Fund

WBI Absolute Return Balanced Plus Fund

Percentages represent market value as a percentage of total investments.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2015 (Unaudited)

WBI Absolute Return Dividend Income Fund

WBI Absolute Return Dividend Growth Fund

Percentages represent market value as a percentage of total investments.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 57.70%	Value
	Air Transportation - 1.99%
34,939	Delta Air Lines, Inc.	$1,499,582

	Building Material and
	Garden Equipment - 6.03%
55,365	Fastenal Co.	2,298,201
32,294	Lowe’s Cos., Inc.	2,259,934
		4,558,135
	Chemical Manufacturing - 4.58%
38,525	AbbVie, Inc.	2,565,380
7,992	Gilead Sciences, Inc. (a)	897,262
		3,462,642
	Clothing and Clothing
	Accessories Stores - 5.54%
57,744	Gap, Inc.	2,213,328
30,698	TJX Cos., Inc.	1,976,337
		4,189,665
	Computer and Electronic
	Product Manufacturing - 6.98%
51,198	Broadcom Corp. - Class A	2,910,606
68,623	Intel Corp.	2,364,749
		5,275,355
	Credit Intermediation and
	Related Activities - 6.38%
44,218	Fifth Third Bancorp	894,972
69,806	H&R Block, Inc.	2,214,944
26,676	IBERIABANK Corp.	1,714,467
		4,824,383
	Electrical Equipment, Appliance, and
	Component Manufacturing - 0.91%
32,957	Corning, Inc.	689,461

	Hospitals - 1.27%
17,365	Community Health Systems, Inc. (a)	960,458

	Insurance Carriers and
	Related Activities - 3.33%
29,740	Prudential Financial, Inc.	2,516,301

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Shares		Value
	Leather and Allied
	Product Manufacturing - 2.10%
15,617	NIKE, Inc. - Class B	$1,587,780

	Machinery Manufacturing - 4.08%
17,718	National Oilwell Varco, Inc.	871,548
101,102	Pitney Bowes, Inc.	2,209,079
		3,080,627
	Miscellaneous Manufacturing - 2.76%
14,816	Becton, Dickinson & Co.	2,081,796

	Primary Metal Manufacturing - 4.09%
64,222	Alcoa, Inc.	802,775
10,811	Precision Castparts Corp.	2,287,932
		3,090,707
	Professional, Scientific, and
	Technical Services - 2.45%
41,120	Nielsen N.V. (b)	1,849,989

	Rail Transportation - 1.74%
38,635	CSX Corp.	1,316,681

	Support Activities for Mining - 1.17%
9,762	Schlumberger Ltd. (b)	886,097

	Transportation Equipment
	Manufacturing - 2.30%
27,377	PACCAR, Inc.	1,740,082
	TOTAL COMMON STOCKS
	(Cost $42,910,699)	43,609,741

	EXCHANGE-TRADED FUNDS - 4.65%
69,419	iShares Floating Rate Bond ETF	3,518,155
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,485,200)	3,518,155

Principal
Amount	CORPORATE BONDS - 15.25%
	Advertising Agencies - 0.72%
	Omnicom Group, Inc.
$500,000	4.45%, 8/15/2020	546,377

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Aerospace Product and
	Parts Manufacturing - 0.52%
	Lockheed Martin Corp.
$356,000	4.25%, 11/15/2019	$391,386

	Agencies, Brokerages, and Other
	Insurance Related Activities - 0.19%
	Aon PLC
142,000	3.50%, 9/30/2015	143,327

	Beverage Manufacturing - 0.19%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	146,488

	Business Support Services - 0.91%
	Western Union Co.
650,000	5.93%, 10/1/2016	687,494

	Credit Intermediation and
	Related Activities - 0.08%
	JPMorgan Chase & Co.
59,000	2.60%, 1/15/2016	59,674

	Depository Credit Intermediation - 1.69%
	Citigroup, Inc.
572,000	6.125%, 11/21/2017	632,840
	JPMorgan Chase & Co.
450,000	4.50%, 1/24/2022	492,404
	Wells Fargo & Co.
142,000	4.48%, 1/16/2024	152,856
		1,278,100
	Health and Personal Care Stores - 0.20%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	150,966

	Insurance Carriers - 2.00%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	886,928
	Cigna Corp.
140,000	8.30%, 1/15/2033 (c)	185,505
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	440,867
		1,513,300

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Investigation and Security Services - 0.14%
	Tyco International Finance
$105,000	3.375%, 10/15/2015	$105,979

	Machinery Manufacturing - 0.65%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	493,107

	Medical and Diagnostic Laboratories - 0.23%
	Laboratory Corp. of America Holdings
170,000	3.75%, 8/23/2022	175,249

	Medical Equipment and
	Supplies Manufacturing - 0.13%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	98,666

	Miscellaneous Manufacturing - 1.14%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	862,139

	Motion Picture and Video Industries - 0.72%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	542,158

	Newspaper, Periodical, Book, and
	Directory Publishers - 0.27%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	205,940

	Non-Depository Credit Intermediation - 0.23%
	American Express Credit
150,000	2.80%, 9/19/2016	153,692
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	17,094
		170,786
	Non-Metallic Mineral Mining
	and Quarrying - 0.75%
	Potash Corp. of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	567,994

	Office Supplies, Stationery,
	and Gift Stores - 0.91%
	Staples, Inc.
680,000	2.75%, 1/12/2018	686,684

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount		Value
	Pharmaceutical and
	Medicine Manufacturing - 0.88%
	Amgen, Inc.
$656,000	2.125%, 5/15/2017	$667,109

	Resin, Synthetic Rubber, and
	Artificial Synthetic Fibers and
	Filaments Manufacturing - 0.66%
	Dow Chem Co.
460,000	4.25%, 11/15/2020	499,082

	Securities and Commodity Contracts
	Intermediation and Brokerage - 0.52%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	391,644

	Software Publishers - 0.89%
	Symantec Corporation
660,000	2.75%, 6/15/2017	670,018

	Traveler Accommodation - 0.43%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	321,972

	Utilities - 0.20%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	149,863
	TOTAL CORPORATE BONDS
	(Cost $11,416,010)	11,525,502

	U.S. TREASURY NOTES - 20.21%
1,800,000	0.375%, 10/31/2016	1,798,171
2,400,000	0.625%, 2/15/2017	2,403,561
2,300,000	0.625%, 11/30/2017	2,290,837
2,400,000	0.75%, 2/28/2018	2,391,749
2,400,000	0.75%, 3/31/2018	2,390,251
2,300,000	0.625%, 4/30/2018	2,280,954
1,700,000	1.625%, 12/31/2019	1,716,470
	TOTAL U.S. TREASURY NOTES
	(Cost $15,217,482)	15,271,993

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 1.85%	Value
1,400,465	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.02% (d)	$1,400,465
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,400,465)	1,400,465
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $74,429,856) - 99.66%	75,325,856
	Other Assets in Excess of Liabilities - 0.34%	259,993
	NET ASSETS - 100.00%	$75,585,849

ETF - Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2015.
(d)	Rate shown is the 7-day annualized yield as of May 31, 2015.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 58.25%	Value
	Accommodation - 2.47%
11,998	Marriott International, Inc. - Class A	$935,724

	Building Material and
	Garden Equipment - 2.97%
27,130	Fastenal Co.	1,126,166

	Chemical Manufacturing - 8.96%
18,714	AbbVie, Inc.	1,246,165
4,293	Clorox Co.	462,184
15,134	E. I. du Pont de Nemours & Co.	1,074,666
5,484	Gilead Sciences, Inc. (a)	615,689
		3,398,704
	Clothing and Clothing
	Accessories Stores - 2.98%
29,465	Gap, Inc.	1,129,393

	Computer and Electronic
	Product Manufacturing - 6.74%
24,704	Broadcom Corp. - Class A	1,404,422
33,452	Intel Corp.	1,152,756
		2,557,178
	Credit Intermediation and
	Related Activities - 3.27%
61,223	Fifth Third Bancorp	1,239,153

	Electrical Equipment, Appliance, and
	Component Manufacturing - 2.68%
48,564	Corning, Inc.	1,015,959

	Insurance Carriers and
	Related Activities - 3.14%
14,075	Prudential Financial, Inc.	1,190,886

	Leather and Allied
	Product Manufacturing - 0.76%
2,849	NIKE, Inc. - Class B	289,658

	Machinery Manufacturing - 2.72%
20,966	National Oilwell Varco, Inc.	1,031,318

	Miscellaneous Manufacturing - 2.36%
5,244	C. R. Bard, Inc.	893,158

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Shares		Value
	Motion Picture and Sound
	Recording Industries - 1.38%
6,180	Time Warner, Inc.	$522,086

	Non-Metallic Mineral
	Product Manufacturing - 2.10%
85,780	Cemex SAB de CV - ADR (a)	797,757

	Primary Metal Manufacturing - 1.76%
3,150	Precision Castparts Corp.	666,635

	Rail Transportation - 3.02%
33,546	CSX Corp.	1,143,248

	Software Publishers - 2.96%
25,784	Oracle Corp.	1,121,346

	Transportation Equipment
	Manufacturing - 5.12%
4,852	General Dynamics Corp.	680,056
18,934	Triumph Group, Inc.	1,262,709
		1,942,765
	Utilities - 2.86%
14,203	Entergy Corp.	1,086,103
	TOTAL COMMON STOCKS
	(Cost $21,523,086)	22,087,237

	EXCHANGE-TRADED FUNDS - 27.69%
36,408	Guggenheim BulletShares
	2020 High Yield Corp. Bond ETF	937,506
69,825	Guggneheim BulletShares
	2022 Corp. Bond ETF	1,469,816
9,143	iShares 3-7 Year Treasury Bond ETF	1,130,806
24,776	iShares Floating Rate Bond ETF	1,255,648
8,927	PIMCO 0-5 Year High Yield Corp.
	Bond Index ETF	909,036
9,935	PIMCO Total Return Active ETF	1,075,166
81,680	PowerShares Financial Preferred Portfolio	1,502,912
150,434	PowerShares Preferred Portfolio	2,215,893
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,495,733)	10,496,783

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount	U.S. TREASURY NOTES - 11.08%	Value
$700,000	0.375%, 10/31/2016	$699,289
1,000,000	0.625%, 11/30/2017	996,016
1,000,000	0.625%, 4/30/2018	991,719
1,500,000	1.625%, 12/31/2019	1,514,532
	TOTAL U.S. TREASURY NOTES
	(Cost $4,179,472)	4,201,556

Shares	SHORT-TERM INVESTMENTS - 2.27%
859,392	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.02% (b)	859,392
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $859,392)	859,392
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $37,057,683) - 99.29%	37,644,968
	Other Assets in Excess of Liabilities - 0.71%	270,470
	NET ASSETS - 100.00%	$37,915,438

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2015.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 82.81%	Value
	Building Material and
	Garden Equipment - 3.75%
8,163	Fastenal Co.	$338,846

	Chemical Manufacturing - 8.81%
6,107	AbbVie, Inc.	406,665
1,363	E. I. du Pont de Nemours & Co.	96,787
3,822	Eastman Chemical Co.	293,415
		796,867
	Clothing and Clothing
	Accessories Stores - 4.40%
7,567	Gap, Inc.	290,043
1,252	L Brands, Inc.	108,323
		398,366
	Credit Intermediation and
	Related Activities - 11.91%
2,504	Ameriprise Financial, Inc.	311,973
4,132	Discover Financial Services	240,772
11,761	Fifth Third Bancorp	238,042
3,651	First Financial Bankshares, Inc.	110,005
5,586	H&R Block, Inc.	177,244
		1,078,036
	Electrical Equipment, Appliance, and
	Component Manufacturing - 5.51%
6,079	Corning, Inc.	127,173
3,441	Hubbell, Inc. - Class B	371,731
		498,904
	Electronics and Appliance Stores - 1.54%
4,016	Best Buy Co., Inc.	139,355

	Food Manufacturing - 5.11%
8,112	Archer-Daniels-Midland Co.	428,719
815	Mondelez International, Inc. - Class A	33,896
		462,615
	Insurance Carriers and
	Related Activities - 8.43%
4,739	Prudential Financial, Inc.	400,967
3,013	UnitedHealth Group, Inc.	362,193
		763,160

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Shares		Value
	Machinery Manufacturing - 6.00%
2,309	National Oilwell Varco, Inc.	$113,580
5,600	Outerwall, Inc.	429,296
		542,876
	Primary Metal Manufacturing - 1.64%
703	Precision Castparts Corp.	148,776

	Professional, Scientific, and
	Technical Services - 6.18%
1,652	Amgen, Inc.	258,142
6,691	Nielsen N.V. (a)	301,028
		559,170
	Rail Transportation - 4.09%
10,855	CSX Corp.	369,938

	Software Publishers - 4.39%
8,484	Microsoft Corp.	397,560

	Support Activities for Mining - 4.15%
4,139	Schlumberger Ltd. (a)	375,697

	Transportation Equipment
	Manufacturing - 6.90%
5,767	PACCAR, Inc.	366,550
3,873	Triumph Group, Inc.	258,290
		624,840
	TOTAL COMMON STOCKS
	(Cost $7,240,485)	7,495,006

	EXCHANGE-TRADED FUNDS - 3.09%
5,247	Vanguard Mortgage-Backed
	Securities ETF	279,508
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $279,103)	279,508

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount	U.S. TREASURY NOTES - 8.38%	Value
$300,000	0.375%, 10/31/2016	$299,695
300,000	0.625%, 11/30/2017	298,805
160,000	1.00%, 5/31/2018	160,225
	TOTAL U.S. TREASURY NOTES
	(Cost $756,224)	758,725

Shares	SHORT-TERM INVESTMENTS - 7.35%
665,504	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.02% (b)	665,504
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $665,504)	665,504
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $8,941,316) - 101.63%	9,198,743
	Liabilities in Excess of Other Assets - (1.63)%	(147,636)
	NET ASSETS - 100.00%	$9,051,107

ETF - Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2015.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 86.13%	Value
	Accommodation - 4.01%
30,835	Marriott International, Inc. - Class A	$2,404,822

	Administrative and Support Services - 1.58%
11,223	ManpowerGroup, Inc.	950,027

	Amusement, Gambling, and
	Recreation Industries - 3.31%
39,110	Las Vegas Sands Corp.	1,987,961

	Building Material and
	Garden Equipment - 2.20%
31,831	Fastenal Co.	1,321,305

	Chemical Manufacturing - 17.95%
40,618	AbbVie, Inc.	2,704,753
27,145	E. I. du Pont de Nemours & Co.	1,927,566
25,114	Eastman Chemical Co.	1,928,002
16,415	Ecolab, Inc.	1,881,980
8,983	Shire PLC - ADR	2,336,927
		10,779,228
	Credit Intermediation and
	Related Activities - 8.74%
18,086	Ameriprise Financial, Inc.	2,253,335
38,060	Comerica, Inc.	1,863,037
56,050	Fifth Third Bancorp	1,134,452
		5,250,824
	Electronics and Appliance Stores - 4.10%
70,890	Best Buy Co., Inc.	2,459,883

	Food Manufacturing - 3.24%
36,761	Archer-Daniels-Midland Co.	1,942,819

	Freight Transportation Arrangement - 0.95%
9,223	C.H. Robinson Worldwide, Inc.	569,336

	Health and Personal Care Stores - 0.94%
5,527	CVS Health Corp.	565,854

	Insurance Carriers and
	Related Activities - 3.48%
14,564	Aspen Insurance Holdings Ltd. (a)	675,187
16,748	Prudential Financial, Inc.	1,417,048
		2,092,235

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Shares		Value
	Leather and Allied
	Product Manufacturing - 1.29%
7,615	NIKE, Inc. - Class B	$774,217

	Machinery Manufacturing - 4.69%
36,714	Outerwall, Inc.	2,814,495

	Media - 1.75%
31,369	Twenty-First Century Fox, Inc. - Class B	1,048,980

	Motion Picture and
	Sound Recording Industries - 4.06%
28,887	Time Warner, Inc.	2,440,374

	Paper Manufacturing - 1.64%
15,138	Rock-Tenn Co. - Class A	986,089

	Petroleum and Coal
	Products Manufacturing - 5.33%
54,031	Valero Energy Corp.	3,200,796

	Primary Metal Manufacturing - 1.85%
38,656	Tenaris S.A. - ADR	1,112,133

	Rail Transportation - 4.10%
72,305	CSX Corp.	2,464,154

	Software Publishers - 1.42%
11,568	SAP SE - ADR	854,875

	Support Activities for Mining - 1.96%
51,065	Superior Energy Services, Inc.	1,179,091

	Transportation Equipment
	Manufacturing - 7.54%
14,828	Boeing Co.	2,083,631
38,409	PACCAR, Inc.	2,441,276
		4,524,907
	TOTAL COMMON STOCKS
	(Cost $49,738,978)	51,724,405

	EXCHANGE-TRADED FUNDS - 4.13%
46,530	Vanguard Mortgage-Backed Securities ETF	2,478,653
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,475,061)	2,478,653

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited), Continued

Principal
Amount	U.S. TREASURY NOTES - 6.30%	Value
$1,200,000	0.375%, 10/31/2016	$1,198,781
1,400,000	0.625%, 11/30/2017	1,394,422
1,200,000	0.625%, 4/30/2018	1,190,063
	TOTAL U.S. TREASURY NOTES
	(Cost $3,780,469)	3,783,266

Shares	SHORT-TERM INVESTMENTS - 6.88%
4,130,390	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.02% (b)	4,130,390
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,130,390)	4,130,390
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $60,124,898) - 103.44%	62,116,714
	Liabilities in Excess of Other Assets - (3.44)%	(2,062,269)
	NET ASSETS - 100.00%	$60,054,445

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2015.

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
ASSETS
Investments in securities, at value
(identified cost $74,429,856
and $37,057,683, respectively)	$75,325,856	$37,644,968
Cash	22,204	—
Receivables
Investment securities sold	824,474	—
Fund shares sold	141,117	289,088
Dividends and interest	217,205	78,215
Prepaid expenses	22,202	31,777
Total assets	76,553,058	38,044,048
LIABILITIES
Payables
Investment securities purchased	709,196	—
Fund shares redeemed	88,635	35,000
Advisory fees	55,098	26,944
Administration and fund accounting fees	45,804	28,575
Shareholder servicing fees	32,652	10,936
12b-1 fees	11,619	2,733
Audit fees	10,029	10,023
Transfer agent fees and expenses	6,628	4,951
Shareholder reporting	2,712	3,019
Chief Compliance Officer fee	2,392	2,392
Legal fees	1,939	2,905
Custody fees	505	1,132
Total liabilities	967,209	128,610
NET ASSETS	$75,585,849	$37,915,438

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$32,211,557	$9,152,827
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	3,070,978	867,980
Net asset value, offering and
redemption price per share	$10.49	$10.54
Institutional Shares
Net assets applicable to shares outstanding	$43,374,292	$28,762,611
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	4,113,518	2,723,431
Net asset value, offering and
redemption price per share	$10.54	$10.56
COMPONENTS OF NET ASSETS
Paid-in capital	$76,641,999	$37,674,353
Undistributed net investment income	61,184	62,328
Accumulated net realized loss from
investments and options	(2,013,334)	(408,528)
Net unrealized appreciation on investments	896,000	587,285
Net assets	$75,585,849	$37,915,438

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
ASSETS
Investments in securities, at value
(identified cost $8,941,316
and $60,124,898, respectively)	$9,198,743	$62,116,714
Cash	6,870	12,434
Receivables
Investment securities sold	745,713	2,801,990
Fund shares sold	55,333	17,198
Dividends and interest	17,831	161,471
Dividend tax reclaim	597	—
Prepaid expenses	29,547	27,036
Total assets	10,054,634	65,136,843
LIABILITIES
Payables
Investment securities purchased	809,473	4,708,863
Fund shares redeemed	138,703	227,090
Administration and fund accounting fees	20,970	44,039
Audit fees	10,028	10,023
Shareholder reporting	4,805	4,790
Transfer agent fees and expenses	4,522	6,966
Advisory fees	3,229	42,913
Legal fees	2,964	1,881
Shareholder servicing fees	2,949	20,670
Custody fees	2,648	1,174
Chief Compliance Officer fee	2,391	2,392
12b-1 fees	845	11,597
Total liabilities	1,003,527	5,082,398
NET ASSETS	$9,051,107	$60,054,445

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$2,165,440	$26,104,114
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	210,946	2,286,269
Net asset value, offering and
redemption price per share	$10.27	$11.42
Institutional Shares
Net assets applicable to shares outstanding	$6,885,667	$33,950,331
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	669,481	2,960,117
Net asset value, offering and
redemption price per share	$10.29	$11.47
COMPONENTS OF NET ASSETS
Paid-in capital	$9,607,454	$60,193,089
Undistributed net investment income	12,293	57,020
Accumulated net realized loss on
investments and options	(826,067)	(2,187,480)
Net unrealized appreciation on investments	257,427	1,991,816
Net assets	$9,051,107	$60,054,445

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2015 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
and issuance fees of $5,698 and $147,
and $0 and $0, respectively)	$614,332	$409,554
Interest	192,944	23,760
Total investment income	807,276	433,314
Expenses
Advisory fees (Note 4)	391,313	160,338
Administration and fund
accounting fees (Note 4)	70,534	45,302
Shareholder servicing fees -
Institutional Shares (Note 6)	51,037	31,962
Shareholder servicing fees -
No Load Shares (Note 6)	10,662	2,809
Distribution fees - No Load Shares (Note 5)	41,239	10,149
Transfer agent fees and expenses (Note 4)	23,776	14,933
Registration fees	17,592	13,606
Audit fees	10,029	10,023
Reports to shareholders	5,089	2,429
Chief Compliance Officer fee (Note 4)	4,642	4,642
Trustee fees	4,074	3,762
Legal fees	3,491	2,951
Custody fees (Note 4)	3,259	2,940
Other expenses	2,876	2,293
Insurance expense	1,491	941
Total expenses	641,104	309,080
Advisory fee waiver and expense
recoupment/(reimbursement) (Note 4)	4,498	(40,831)
Net expenses	645,602	268,249
Net investment income	$161,674	$165,065

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2015 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized loss on:
Investments	$(1,936,552)	$(376,620)
Purchased options	(93,774)	(34,028)
Written options	(1,350)	(8,854)
Capital gain distributions from regulated
investment companies	11,960	10,988
Net change in unrealized appreciation
on investments	(1,252,294)	(111,107)
Net realized and unrealized
loss on investments and options	(3,272,010)	(519,621)
Net Decrease in Net Assets
Resulting from Operations	$(3,110,336)	$(354,556)

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2015 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
and issuance fees of $2,980 and $725, and
$5,966 and $1,160, respectively)	$171,798	$770,329
Interest	2,652	1,880
Total investment income	174,450	772,209
Expenses
Advisory fees (Note 4)	63,535	363,377
Administration and fund
accounting fees (Note 4)	37,751	65,927
Shareholder servicing fees -
Institutional Shares (Note 6)	14,038	47,601
Shareholder servicing fees -
No Load Shares (Note 6)	—	15,376
Transfer agent fees and expenses (Note 4)	13,893	22,314
Registration fees	12,030	18,499
Audit fees	10,028	10,023
Chief Compliance Officer fee (Note 4)	4,641	4,642
Trustee fees	3,704	4,134
Legal fees	2,925	3,508
Distribution fees - No Load Shares (Note 5)	2,525	36,522
Custody fees (Note 4)	2,383	4,259
Other expenses	2,293	3,073
Reports to shareholders	2,234	5,671
Insurance expense	929	1,711
Interest expense (Note 8)	—	17
Total expenses	172,909	606,654
Less: Advisory fee waiver and
expense reimbursement (Note 4)	(68,714)	(4,752)
Net expenses	104,195	601,902
Net investment income	$70,255	$170,307

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2015 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain/(loss) on:
Investments	$(820,439)	$(2,018,901)
Purchased options	(10,788)	(194,754)
Written options	5,188	39,828
Net change in unrealized
appreciation on investments	68,142	(1,631,176)
Net realized and unrealized
loss on investments and options	(757,897)	(3,805,003)
Net Decrease in Net Assets
Resulting from Operations	$(687,642)	$(3,634,696)

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$161,674	$284,004
Net realized gain/(loss) on:
Investments	(1,936,552)	4,398,920
Purchased options	(93,774)	(3,728)
Written options	(1,350)	68,227
Capital gain distributions from
regulated investment companies	11,960	—
Net change in unrealized appreciation
on investments	(1,252,294)	831,794
Net increase/(decrease) in net assets
resulting from operations	(3,110,336)	5,579,217
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(38,552)	(163,977)
Institutional Shares	(61,938)	(335,669)
From net realized gain on investments
No Load Shares	(1,398,880)	—
Institutional Shares	(2,105,939)	—
Total distributions to shareholders	(3,605,309)	(499,646)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	824,374	5,932,341
Total increase/(decrease) in net assets	(5,891,271)	11,011,912
NET ASSETS
Beginning of period	81,477,120	70,465,208
End of period	$75,585,849	$81,477,120
Undistributed net investment
income at end of period	$61,184	$—

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	725,312	$7,829,453	951,832	$10,587,208
Shares issued on
reinvestments of
distributions	133,766	1,437,318	13,962	153,433
Shares redeemed*	(570,700)	(6,084,771)	(969,147)	(10,606,232)
Net increase/(decrease)	288,378	$3,182,000	(3,353)	$134,409
* Net of redemption fees of		$2,978		$322

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,425,353	$15,289,256	2,126,536	$23,803,116
Shares issued on
reinvestments of
distributions	199,514	2,150,118	26,681	294,371
Shares redeemed*	(1,870,340)	(19,797,000)	(1,678,094)	(18,299,555)
Net increase/(decrease)	(245,473)	$(2,357,626)	475,123	$5,797,932
* Net of redemption fees of		$75,762		$7,208

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$165,065	$129,052
Net realized gain/(loss) on:
Investments	(376,620)	574,375
Purchased options	(34,028)	(6,968)
Written options	(8,854)	2,380
Capital gain distributions from regulated
investment companies	10,988	—
Net change in unrealized appreciation
on investments	(111,107)	573,104
Net increase/(decrease) in net assets
resulting from operations	(354,556)	1,271,943
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(24,052)	(23,455)
Institutional Shares	(78,685)	(122,501)
From net realized gain on investments
No Load Shares	(118,480)	—
Institutional Shares	(362,293)	—
Total distributions to shareholders	(583,510)	(145,956)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	11,560,602	19,725,769
Total increase in net assets	10,622,536	20,851,756
NET ASSETS
Beginning of period	27,292,902	6,441,146
End of period	$37,915,438	$27,292,902
Undistributed net investment
income at end of period	$62,328	$—

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	322,926	$3,427,351	504,488	$5,357,955
Shares issued on
reinvestments of
distributions	13,455	142,532	1,997	20,837
Shares redeemed*	(88,570)	(933,725)	(17,518)	(181,011)
Net increase	247,811	$2,636,158	488,967	$5,197,781
* Net of redemption fees of		$279		$29

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,329,397	$14,150,266	1,504,723	$15,876,912
Shares issued on
reinvestments of
distributions	41,585	440,978	11,480	119,723
Shares redeemed*	(535,999)	(5,666,800)	(140,766)	(1,468,647)
Net increase	834,983	$8,924,444	1,375,437	$14,527,988
* Net of redemption fees of		$7,706		$4,139

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$70,255	$32,316
Net realized gain/(loss) on:
Investments	(820,439)	182,176
Purchased options	(10,788)	30,713
Written options	5,188	38,121
Net change in unrealized appreciation
on investments	68,142	(35,232)
Net increase/(decrease) in net assets
resulting from operations	(687,642)	248,094
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(9,030)	(6,247)
Institutional Shares	(48,932)	(35,525)
From net realized gain on investments
No Load Shares	(21,887)	—
Institutional Shares	(184,253)	—
Total distributions to shareholders	(264,102)	(41,772)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(8,882,195)	13,827,700
Total increase/(decrease) in net assets	(9,833,939)	14,034,022
NET ASSETS
Beginning of period	18,885,046	4,851,024
End of period	$9,051,107	$18,885,046
Undistributed net investment
income at end of period	$12,293	$—

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2015		Year ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	64,574	$674,836	151,783	$1,632,825
Shares issued on
reinvestments of
distributions	2,918	30,917	338	3,701
Shares redeemed*	(33,161)	(344,926)	(37,356)	(404,695)
Net increase	34,331	$360,827	114,765	$1,231,831
* Net of redemption fees of		$—		$963

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2015		Year ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	199,886	$2,091,105	1,341,897	$14,586,225
Shares issued on
reinvestments of
distributions	21,775	233,186	3,164	34,481
Shares redeemed*	(1,105,650)	(11,567,313)	(186,899)	(2,024,837)
Net increase/(decrease)	(883,989)	$(9,243,022)	1,158,162	$12,595,869
* Net of redemption fees of		$5,141		$2,499

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$170,307	$273,874
Net realized gain/(loss) on:
Investments	(2,018,901)	4,725,066
Purchased options	(194,754)	28,133
Written options	39,828	296,579
Net change in unrealized appreciation
on investments	(1,631,176)	(1,713,584)
Net increase/(decrease) in net assets
resulting from operations	(3,634,696)	3,610,068
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(36,161)	(62,300)
Institutional Shares	(77,126)	(259,215)
From net realized gain on investments
No Load Shares	(1,812,148)	(1,354,365)
Institutional Shares	(3,233,017)	(2,441,481)
Total distributions to shareholders	(5,158,452)	(4,117,361)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(22,218,913)	16,386,461
Total increase/(decrease) in net assets	(31,012,061)	15,879,168
NET ASSETS
Beginning of period	91,066,506	75,187,338
End of period	$60,054,445	$91,066,506
Undistributed net investment
income at end of period	$57,020	$—

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	383,539	$4,469,250	848,101	$10,565,724
Shares issued on
reinvestments of
distributions	157,740	1,848,240	105,998	1,322,658
Shares redeemed*	(809,386)	(9,398,860)	(502,238)	(6,276,236)
Net increase/(decrease)	(268,107)	$(3,081,370)	451,861	$5,612,146
* Net of redemption fees of		$65		$645

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	533,673	$6,276,794	2,351,676	$29,530,945
Shares issued on
reinvestments of
distributions	280,559	3,298,724	184,902	2,313,995
Shares redeemed*	(2,461,553)	(28,713,061)	(1,674,024)	(21,070,625)
Net increase/(decrease)	(1,647,321)	$(19,137,543)	862,554	$10,774,315
* Net of redemption fees of		$2,873		$3,996

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months					December 29,
	Ended					2010*
	May 31,					to
	2015		Year Ended November 30,			November 30,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$11.39		$10.55	$10.65	$9.83	$10.00
Income from
investment operations:
Net investment income^	0.02		0.03	0.05	0.08	0.08
Net realized and unrealized
gain/(loss) on investments	(0.43)		0.87	(0.02)	0.83	(0.25)
Total from investment operations	(0.41)		0.90	0.03	0.91	(0.17)
Less distributions:
From net investment income	(0.01)		(0.06)	(0.05)	(0.09)	—
From net realized
gain on investments	(0.48)		—	(0.08)	—	—
Total distributions	(0.49)		(0.06)	(0.13)	(0.09)	—
Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$10.49		$11.39	$10.55	$10.65	$9.83

Total return	-3.69	%‡	8.58%	0.32%	9.34%	-1.70	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,212		$31,683	$29,383	$20,826	$5,010
Ratio of expenses to
average net assets (a):
Before expense
reimbursement/recoupment	1.62	%†	2.06%	1.93%	2.21%	6.66	%†
After expense
reimbursement/recoupment	1.63	%†**	2.00%	2.00%	2.00%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense
reimbursement/recoupment	0.34	%†	0.19%	0.59%	0.51%	(3.77	)%†
After expense
reimbursement/recoupment	0.33	%†	0.25%	0.52%	0.72%	0.89	%†
Portfolio turnover rate	169.49	%‡	176.43%	247.36%	202.76%	225.23	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months					December 29,
	Ended					2010*
	May 31,					to
	2015		Year Ended November 30,			November 30,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$11.42		$10.58	$10.68	$9.85	$10.00
Income from
investment operations:
Net investment income^	0.02		0.06	0.08	0.10	0.10
Net realized and unrealized
gain/(loss) on investments	(0.42)		0.88	(0.03)	0.84	(0.25)
Total from investment operations	(0.40)		0.94	0.05	0.94	(0.15)
Less distributions:
From net investment income	(0.01)		(0.10)	(0.07)	(0.11)	—
From net realized
gain on investments	(0.48)		—	(0.08)	—	—
Total distributions	(0.49)		(0.10)	(0.15)	(0.11)	—
Redemption fees retained^	0.01		0.00 #	0.00 #	0.00 #	0.00	#
Net asset value, end of period	$10.54		$11.42	$10.58	$10.68	$9.85

Total return	-3.49	%‡	8.89%	0.51%	9.65%	-1.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$43,374		$49,794	$41,083	$33,602	$6,174
Ratio of expenses to
average net assets (a):
Before expense
reimbursement/recoupment	1.51	%†	1.74%	1.66%	1.94%	5.80	%†
After expense
reimbursement/recoupment	1.52	%†***	1.68%**	1.73%	1.75%	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense
reimbursement/recoupment	0.45	%†	0.48%	0.84%	0.76%	(2.97	)%†
After expense
reimbursement/recoupment	0.44	%†	0.54%	0.77%	0.95%	1.08	%†
Portfolio turnover rate	169.49	%‡	176.43%	247.36%	202.76%	225.23	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months			June 17,
	Ended			2013*
	May 31,		Year Ended	to
	2015		November 30,	November 30,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$10.87		$10.00	$10.00
Income from investment operations:
Net investment income^	0.05		0.06	0.04
Net realized and unrealized
gain/(loss) on investments	(0.17)		0.94	(0.03)
Total from investment operations	(0.12)		1.00	0.01
Less distributions:
From net investment income	(0.03)		(0.13)	(0.01)
From net realized gain on investments	(0.18)		—	—
Total distributions	(0.21)		(0.13)	(0.01)
Redemption fees retained^	0.00	#	0.00 #	—
Net asset value, end of period	$10.54		$10.87	$10.00

Total return	-1.11	%‡	10.05%	0.08	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,153		$6,742	$1,312
Ratio of expenses to average net assets (a):
Before expense reimbursement	1.87	%†	3.31%	16.32	%†
After expense reimbursement	1.63	%†**	1.97%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.67	%†	(0.75)%	(13.36	)%†
After expense reimbursement	0.91	%†	0.59%	0.96	%†
Portfolio turnover rate	159.38	%‡	200.20%	86.29	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months			June 17,
	Ended			2013*
	May 31,		Year Ended	to
	2015		November 30,	November 30,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$10.88		$10.00	$10.00
Income from investment operations:
Net investment income^	0.05		0.11	0.07
Net realized and unrealized
gain/(loss) on investments	(0.16)		0.92	(0.06)
Total from investment operations	(0.11)		1.03	0.01
Less distributions:
From net investment income	(0.03)		(0.15)	(0.01)
From net realized gain on investments	(0.18)		—	—
Total distributions	(0.21)		(0.15)	(0.01)
Redemption fees retained^#	0.00		0.00	0.00
Net asset value, end of period	$10.56		$10.88	$10.00

Total return	-1.00	%‡	10.39%	0.13	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$28,763		$20,551	$5,129
Ratio of expenses to average net assets (a):
Before expense reimbursement	1.80	%†	3.10%	9.12	%†
After expense reimbursement	1.56	%†***	1.65%**	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.75	%†	(0.39)%	(5.76	)%†
After expense reimbursement	0.99	%†	1.06%	1.61	%†
Portfolio turnover rate	159.38	%‡	200.20%	86.29	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months			June 17,
	Ended			2013*
	May 31,		Year Ended	to
	2015		November 30,	November 30,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$10.90		$10.61	$10.00
Income from investment operations:
Net investment income^	0.05		0.01	—
Net realized and unrealized
gain/(loss) on investments	(0.52)		0.33	0.61
Total from investment operations	(0.47)		0.34	0.61
Less distributions:
From net investment income	(0.05)		(0.06)	—
From net realized gain on investments	(0.12)		—	—
Return of capital	—		—	(0.00	)#
Total distributions	(0.17)		(0.06)	(0.00	)#
Redemption fees retained^	0.01		0.01	—
Net asset value, end of period	$10.27		$10.90	$10.61

Total return	-4.31	%‡	3.27%	6.14	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,165		$1,926	$656
Ratio of expenses to average net assets (a):
Before expense reimbursement	2.60	%†	4.33%	17.07	%†
After expense reimbursement	1.56	%†**	1.97%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.00	%†	(2.24)%	(15.07	)%†
After expense reimbursement	1.04	%†	0.12%	0.00	%†
Portfolio turnover rate	167.85	%‡	223.18%	49.43	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months			June 17,
	Ended			2013*
	May 31,		Year Ended	to
	2015		November 30,	November 30,
	(Unaudited)		2014	2013
Net asset value, beginning of period	$10.92		$10.61	$10.00
Income from investment operations:
Net investment income^	0.06		0.04	0.00	#
Net realized and unrealized
gain/(loss) on investments	(0.54)		0.34	0.62
Total from investment operations	(0.48)		0.38	0.62
Less distributions:
From net investment income	(0.04)		(0.07)	—
From net realized gain on investments	(0.12)		—	—
Return of capital	—		—	(0.01)
Total distributions	(0.16)		(0.07)	(0.01)
Redemption fees retained^	0.01		0.00 #	0.00	#
Net asset value, end of period	$10.29		$10.92	$10.61

Total return	-4.31	%‡	3.55%	6.19	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,886		$16,959	$4,195
Ratio of expenses to average net assets (a):
Before expense reimbursement	2.61	%†	3.89%	13.46	%†
After expense reimbursement	1.58	%†***	1.66%**	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.03	%†	(1.83)%	(11.69	)%†
After expense reimbursement	1.06	%†	0.40%	0.02	%†
Portfolio turnover rate	167.85	%‡	223.18%	49.43	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months					December 29,
	Ended					2010*
	May 31,					to
	2015		Year Ended November 30,			November 30,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$12.69		$12.83	$10.86	$9.50	$10.00
Income from
investment operations:
Net investment income^	0.02		0.01	0.04	0.06	0.03
Net realized and unrealized
gain/(loss) on investments	(0.56)		0.51	2.01	1.37	(0.55)
Total from investment operations	(0.54)		0.52	2.05	1.43	(0.52)
Less distributions:
From net investment income	(0.02)		(0.03)	(0.08)	(0.07)	—
From net realized
gain on investments	(0.71)		(0.63)	—	—	—
Total distributions	(0.73)		(0.66)	(0.08)	(0.07)	—
Redemption fees retained^	0.00	#	0.00 #	0.00 #	0.00 #	0.02
Net asset value, end of period	$11.42		$12.69	$12.83	$10.86	$9.50

Total return	-4.40	%‡	4.12%	18.96%	15.16%	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$26,104		$32,402	$26,985	$12,866	$4,815
Ratio of expenses to
average net assets (a):
Before fee waivers and
expense reimbursement	1.69	%†	2.03%	2.07%	2.31%	4.56	%†
After fee waivers and
expense reimbursement	1.67	%†**	2.00%	2.00%	2.00%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before fee waivers and
expense reimbursement	0.37	%†	0.08%	0.29%	0.23%	(2.20	)%†
After fee waivers and
expense reimbursement	0.39	%†	0.11%	0.36%	0.54%	0.36	%†
Portfolio turnover rate	170.10	%‡	266.42%	219.78%	261.95%	301.31	%‡

*	Commencement of operations.
**	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.75%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months					December 29,
	Ended					2010*
	May 31,					to
	2015		Year Ended November 30,			November 30,
	(Unaudited)		2014	2013	2012	2011
Net asset value,
beginning of period	$12.73		$12.87	$10.89	$9.50	$10.00
Income from
investment operations:
Net investment income^	0.03		0.06	0.07	0.10	0.05
Net realized and unrealized
gain/(loss) on investments	(0.56)		0.49	2.01	1.39	(0.55)
Total from investment operations	(0.53)		0.55	2.08	1.49	(0.50)
Less distributions:
From net investment income	(0.02)		(0.06)	(0.10)	(0.10)	—
From net realized
gain on investments	(0.71)		(0.63)	—	—	—
Total distributions	(0.73)		(0.69)	(0.10)	(0.10)	—
Redemption fees retained^#	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$11.47		$12.73	$12.87	$10.89	$9.50

Total return	-4.28	%‡	4.40%	19.29%	15.75%	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,950		$58,664	$48,203	$13,351	$15,226
Ratio of expenses to
average net assets (a):
Before fee waivers and
expense reimbursement	1.53	%†	1.69%	1.79%	1.95%	2.92	%†
After fee waivers and
expense reimbursement	1.52	%†***	1.66%**	1.70%	1.57%	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before fee waivers and
expense reimbursement	0.48	%†	0.41%	0.53%	0.61%	(0.59	)%†
After fee waivers and
expense reimbursement	0.49	%†	0.44%	0.62%	0.99%	0.58	%†
Portfolio turnover rate	170.10	%‡	266.42%	219.78%	261.95%	301.31	%‡

*	Commencement of operations.
**	Effective July 1, 2014, the advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
***	Effective March 30, 2015, the advisor contractually agreed to lower the net annual operating expense limit to 1.50%.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The WBI Absolute Return Balanced Fund (“Balanced Fund”), WBI Absolute Return Balanced Plus Fund (“Balanced Plus Fund”), WBI Absolute Return Dividend Income Fund (“Dividend Income Fund”), and the WBI Absolute Return Dividend Growth Fund (“Dividend Growth Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Each Fund offers No Load Shares and Institutional Shares. The investment objective of the Balanced Fund and the Balanced Plus Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the Dividend Income Fund and the Dividend Growth Fund is to seek long-term capital appreciation and current income. The Balanced Fund and the Dividend Growth Fund commenced operations on December 29, 2010. The Balanced Plus Fund and the Dividend Income Fund commenced operations on June 17, 2013.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Balanced Fund and Dividend Growth Fund open tax years 2012-2014, or expected to be taken in the Funds’ 2015 tax returns.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

positions taken on returns filed for the Balanced Plus Fund and Dividend Income Fund open tax years 2013-2014, or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended May 31, 2015, the Funds retained the following amounts in redemption fees:

Redemption Fees
Balanced Fund
No Load Shares	$2,978
Institutional Shares	75,762
Balanced Plus Fund
No Load Shares	279
Institutional Shares	7,706
Dividend Income Fund
No Load Shares	—
Institutional Shares	5,141
Dividend Growth Fund
No Load Shares	65
Institutional Shares	2,873

G.
Derivative Transactions:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written/put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Average Balance Information
The average monthly market values of purchased and written options during the six months ended May 31, 2015 for the Balanced Fund was $6,350 and $44,525, respectively.
Transactions in written options contracts for the six months ended May 31, 2015, are as follows:
Balanced Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	2,450	144,031
Options closed	(1,625)	(95,196)
Options exercised	(825)	(48,835)
Outstanding at May 31, 2015	—	$—

The average monthly market values of purchased and written options during the six months ended May 31, 2015 for the Balanced Plus Fund was $2,340 and $9,365, respectively.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Transactions in written options contracts for the six months ended May 31, 2015, are as follows:
Balanced Plus Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	610	38,958
Options closed	(90)	(7,391)
Options exercised	(520)	(31,567)
Outstanding at May 31, 2015	—	$—

The average monthly market values of purchased and written options during the six months ended May 31, 2015 for the Dividend Income Fund was $1,287 and $1,729, respectively.
Transactions in written options contracts for the six months ended May 31, 2015, are as follows:
Dividend Income Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	490	18,181
Options closed	(240)	(6,070)
Options exercised	(180)	(10,186)
Options expired	(70)	(1,925)
Outstanding at May 31, 2015	—	$—

The average monthly market values of purchased and written options during the six months ended May 31, 2015 for the Dividend Growth Fund was $14,549 and $72,483, respectively.
Transactions in written options contracts for the six months ended May 31, 2015, are as follows:
Dividend Growth Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	4,139	288,902
Options closed	(2,570)	(114,560)
Options exercised	(1,569)	(174,342)
Outstanding at May 31, 2015	—	$—

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2015 is as follows:
Balanced Fund

	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(93,774)
Equity Contracts	Realized loss on written options	(1,350)

Balanced Plus Fund
	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(34,028)
Equity Contracts	Realized loss on written options	(8,854)

Dividend Income Fund
	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(10,788)
Equity Contracts	Realized gain on written options	5,188

Dividend Growth Fund
	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(194,754)
Equity Contracts	Realized gain on written options	39,828

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2015:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$7,340,684	$—	$—	$7,340,684
Health Care and Social
Assistance	960,458	—	—	960,458
Manufacturing	21,008,450	—	—	21,008,450
Mining, Quarrying, and Oil
and Gas Extraction	886,097	—	—	886,097
Professional, Scientific, and
Technical Services	1,849,989	—	—	1,849,989
Retail Trade	8,747,800	—	—	8,747,800
Transportation and
Warehousing	2,816,263	—	—	2,816,263
Total Common Stocks	43,609,741	—	—	43,609,741
Exchange-Traded Funds	3,518,155	—	—	3,518,155
Corporate Bonds
Accommodation and
Food Services	—	321,972	—	321,972
Finance and Insurance	—	4,244,325	—	4,244,325
Health Care and
Social Assistance	—	175,249	—	175,249
Information	—	1,418,116	—	1,418,116
Manufacturing	—	2,596,847	—	2,596,847
Mining, Quarrying, and
Oil and Gas Extraction	—	567,994	—	567,994
Professional, Scientific,
and Technical Services	—	1,213,486	—	1,213,486
Retail Trade	—	837,650	—	837,650
Utilities	—	149,863	—	149,863
Total Corporate Bonds	—	11,525,502	—	11,525,502
U.S. Treasury Notes	—	15,271,993	—	15,271,993
Short-Term Investments	1,400,465	—	—	1,400,465
Total Investments in Securities	$48,528,361	$26,797,495	$—	$75,325,856

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Balanced Plus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$935,724	$—	$—	$935,724
Finance and Insurance	2,430,039	—	—	2,430,039
Information	1,643,432	—	—	1,643,432
Manufacturing	12,593,131	—	—	12,593,131
Retail Trade	2,255,560	—	—	2,255,560
Transportation
and Warehousing	1,143,248	—	—	1,143,248
Utilities	1,086,103	—	—	1,086,103
Total Common Stocks	22,087,237	—	—	22,087,237
Exchange-Traded Funds	10,496,783	—	—	10,496,783
U.S. Treasury Notes	—	4,201,556	—	4,201,556
Short-Term Investments	859,392	—	—	859,392
Total Investments in Securities	$33,443,412	$4,201,556	$—	$37,644,968

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$1,841,196	$—	$—	$1,841,196
Information	397,560	—	—	397,560
Manufacturing	3,074,878	—	—	3,074,878
Mining, Quarrying, and
Oil and Gas Extraction	375,697	—	—	375,697
Professional, Scientific,
and Technical Services	559,170	—	—	559,170
Retail Trade	876,567	—	—	876,567
Transportation
and Warehousing	369,938	—	—	369,938
Total Common Stocks	7,495,006	—	—	7,495,006
Exchange-Traded Funds	279,508	—	—	279,508
U.S. Treasury Notes	—	758,725	—	758,725
Short-Term Investments	665,504	—	—	665,504
Total Investments in Securities	$8,440,018	$758,725	$—	$9,198,743

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Dividend Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$2,404,822	$—	$—	$2,404,822
Administrative Support
and Waste Management	950,027	—	—	950,027
Arts, Entertainment,
and Recreation	1,987,961	—	—	1,987,961
Finance and Insurance	7,343,059	—	—	7,343,059
Information	4,344,228	—	—	4,344,228
Manufacturing	26,134,685	—	—	26,134,685
Mining, Quarrying, and
Oil and Gas Extraction	1,179,091	—	—	1,179,091
Retail Trade	4,347,042	—	—	4,347,042
Transportation
and Warehousing	3,033,490	—	—	3,033,490
Total Common Stocks	51,724,405	—	—	51,724,405
Exchange-Traded Funds	2,478,653	—	—	2,478,653
U.S. Treasury Notes	—	3,783,266	—	3,783,266
Short-Term Investments	4,130,390	—	—	4,130,390
Total Investments in Securities	$58,333,448	$3,783,266	$—	$62,116,714

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at May 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the six months ended May 31, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended May 31, 2015, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. Effective March 30, 2015, as compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of each Fund. Prior to March 30, 2015, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended May 31, 2015, the Funds incurred the following in advisory fees:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

Advisory Fees
Balanced Fund	$391,313
Balanced Plus Fund	160,338
Dividend Income Fund	63,535
Dividend Growth Fund	363,377

The Funds are responsible for their own operating expenses.  For the six months ended May 31, 2015, the Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s No Load Shares net annual operating expenses to 1.75% of average daily net assets and each Fund’s Institutional Shares net annual operating expenses to 1.50% of average daily net assets, effective March 30, 2015. Prior to March 30, 2015, the actual net expenses were limited to 2.00% and 1.60% per the operating expenses limitation agreement for the No Load Shares and the Institutional Shares, respectively, of each Fund.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2015, the Advisor reduced its fees and absorbed Fund expenses in the amount of $40,831, $68,714 and $4,752 for the Balanced Plus Fund, Dividend Income Fund, and the Dividend Growth Fund respectively. For the six months ended May 31, 2015, the Advisor recouped expenses of $4,498 from the Balanced Fund. The Funds cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

				Dividend		Dividend
Balanced Fund		Balanced Plus Fund		Income Fund		Growth Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
2015	$—	2016	$111,157	2016	$113,659	2015	$92,504
2016	—	2017	192,288	2017	205,107	2016	37,833
2017	40,336	2018	40,831	2018	68,714	2017	27,714
2018	—		$344,276		$387,480	2018	4,752
	$40,336						$162,803

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended May 31, 2015, the Balanced Fund, Balanced Plus Fund, Dividend Income Fund, and the Dividend Growth Fund incurred the following expenses for administration and fund accounting, transfer agency, custody, and chief compliance officer fees:

	Balanced	Balanced	Dividend	Dividend
	Fund	Plus Fund	Income Fund	Growth Fund
Administration and
Fund Accounting	$70,534	$45,302	$37,751	$65,927
Transfer Agency (a)	19,529	12,943	12,439	17,327
Chief Compliance Officer	4,642	4,642	4,641	4,642
Custody	3,259	2,940	2,383	4,259
(a) Does not include out-of-pocket expenses.

At May 31, 2015, the Funds had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Balanced	Balanced	Dividend	Dividend
	Fund	Plus Fund	Income Fund	Growth Fund
Administration and
Fund Accounting	$45,804	$28,575	$20,970	$44,039
Transfer Agency (a)	6,628	4,951	4,433	6,887
Chief Compliance Officer	2,392	2,392	2,391	2,392
Custody	505	1,132	2,648	1,174
(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2015, the Balanced Fund – No Load Shares, Balanced Plus Fund – No Load Shares, Dividend Income Fund – No Load Shares, and the Dividend Growth Fund – No Load Shares paid the Distributor $41,239, $10,149, $2,525, and $36,522, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

Each Fund’s No Load Shares has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which they may pay servicing fees at an annual rate of up to 0.25% of the average daily net assets of the No Load and Institutional Shares of each Fund, effective March 30, 2015. Prior to March 30, 2015, each Fund’s No Load Shares Agreement allowed servicing fees to be paid at an annual rate of up to 0.40% of the average daily net assets of each Fund. Each Fund’s Institutional Shares has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which they may pay servicing fees at an annual rate of up to 0.25% of the average daily net assets of each Fund. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended May 31, 2015, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder Servicing Fees
Balanced Fund
No Load Shares	$10,662
Institutional Shares	51,037
Balanced Plus Fund
No Load Shares	2,809
Institutional Shares	31,962
Dividend Income Fund
No Load Shares	—
Institutional Shares	14,038
Dividend Growth Fund
No Load Shares	15,376
Institutional Shares	47,601

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term securities, were as follows:

	Purchases	Sales
Balanced Fund	$136,476,299	$130,867,074
Balanced Plus Fund	65,947,369	49,393,096
Dividend Income Fund	19,079,242	23,558,403
Dividend Growth Fund	112,893,708	119,740,880

For the six months ended May 31, 2015, the cost of purchases and the proceeds from sales of U.S. Government securities, excluding short-term securities, were as follows:

	Purchases	Sales
Balanced Fund	$19,241,594	$17,017,730
Balanced Plus Fund	6,675,547	6,021,998
Dividend Income Fund	598,078	320,002
Dividend Growth Fund	3,780,234	—

NOTE 8 – LINES OF CREDIT

The Balanced Fund and the Dividend Growth Fund had lines of credit in the amount of $1,600,000 and $2,800,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2015, the Balanced Fund did not draw upon its lines of credit. The Dividend Growth Fund had an outstanding average daily balance of $51,258, a weighted average interest rate of 3.25% and paid $842 in interest. The maximum amount outstanding for the Dividend Growth Fund during the six months ended May 31, 2015 was $2,800,000. At May 31, 2015, the Funds had no outstanding loan amounts.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended May 31, 2015 and the year ended November 30, 2014, were characterized as follows:

	Balanced Fund		Balanced Plus Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2015	2014	2015	2014
Ordinary Income	$3,202,794	$499,646	$581,251	$145,956
Long-Term Capital Gains	402,515	—	2,259	—

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

	Dividend Income Fund		Dividend Growth Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2015	2014	2015	2014
Ordinary Income	$257,334	$41,772	$3,965,674	$4,116,105
Long-Term Capital Gains	6,768	—	1,192,778	1,255

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2014, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) were as follows:

	Balanced Fund	Balanced Plus Fund
Cost of investments (a)	$79,284,196	$26,881,024
Gross tax unrealized appreciation	$2,743,011	$851,910
Gross tax unrealized depreciation	(594,717)	(153,518)
Net tax unrealized appreciation (a)	2,148294	698,392
Undistributed ordinary income	3,108,738	478,508
Undistributed long-term capital gain	402,463	2,251
Total distributable earnings	3,511,201	480,759
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$5,659,495	$1,179,151

	Dividend	Dividend
	Income Fund	Growth Fund
Cost of investments (a)	$18,743,011	$86,885,291
Gross tax unrealized appreciation	$502,332	$4,412,966
Gross tax unrealized depreciation	(313,047)	(803,096)
Net tax unrealized appreciation (a)	189,285	3,609,870
Undistributed ordinary income	199,357	3,851,925
Undistributed long-term capital gain	6,755	1,192,709
Total distributable earnings	20,6112	5,044,634
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$395,397	$8,654,504

(a)	The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2015 (Unaudited), Continued

losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Balanced Fund, the Balanced Plus Fund, and the Dividend Income Fund, utilized $664,994, $83,602, and $35,442, respectively, of short-term capital loss carryforward.

WBI Funds

NOTICE TO SHAREHOLDERS at May 31, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period ended June 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held from December 2, 2014 through December 4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and WBI Investments, Inc. (the “Advisor”) for another annual term for the WBI Absolute Return Balanced Fund (“Balanced Fund”), WBI Absolute Return Dividend Growth Fund (“Dividend Growth Fund”), WBI Absolute Return Balanced Plus Fund (“Balanced Plus Fund”) and WBI Absolute Return Dividend Income Fund (“Dividend Income Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held from October 15, 2014 through October 16, 2014, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery plan/business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

short-term and long-term performance of the Funds as of July 31, 2014 on both an absolute basis and in comparison to appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  In reviewing the performance of the Funds, the Board considered that Balanced Plus Fund and Dividend Income Fund were relatively new, with just over one year of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the Advisor represented the minor differences in performance between the Funds and their similarly managed accounts may be due to the effects of investing significant inflows during volatile market conditions as the Funds were growing from their seed capital to their current level.

WBI Absolute Return Balanced Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for all relevant periods.
The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

WBI Absolute Return Dividend Growth Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly above its peer group median and average for all relevant periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was well above the peer group median and average for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

WBI Absolute Return Balanced Plus Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the one-year and since inception periods.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was below the peer group median and average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

WBI Absolute Return Dividend Income Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly above its peer group median and average for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe, was above its peer group median and average for the one-year and since inceptions periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to the fees and expenses of advisers and funds within relevant peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Funds.  The Board found that the fees charged to the Funds were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for the average similarly managed separate accounts, it was largely a reflection of more investment management, compliance and operational complexity involved in managing the Funds that is not present in managing the separately managed accounts.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

WBI Absolute Return Balanced Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for both Institutional shares and No Load shares was above the median and average of its peer group.  The Board also noted that the contractual advisory fee was marginally above its peer group median and slightly above its peer group average, and when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the advisory fee was the same as the peer group median and slightly below the peer group average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were slightly above the peer group median and slightly below the peer group average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Absolute Return Dividend Growth Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for both Institutional shares and No Load shares was above the median and average of its peer group.  The Board also noted that the contractual advisory fee was marginally above its peer group median and slightly above its peer group average, and the same as the peer group median and slightly below the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were slightly above the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Absolute Return Balanced Plus Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for both Institutional Class shares and No Load shares was above the peer group median and average.  The Board also noted that the contractual advisory fee was marginally above its peer group median and slightly

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

above its peer group average, as well as the same as the peer group median and slightly below the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Advisor did not receive advisory fees from the Fund for the last fiscal period.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Absolute Return Dividend Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for both Institutional Class shares and No Load shares was above the peer group median and average.  The Board also noted that the contractual advisory fee was marginally above its peer group median and slightly above its peer group average, as well as the same as the peer group median and slightly below the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Advisor did not receive advisory fees from the Fund for the last fiscal period.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

derived by the Advisor from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees and shareholder servicing plan fees received from the Funds and “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board noted that the Advisor has soft dollar arrangements with certain executing broker‐dealers that receive payment for order flow (“PFOF”) from other dealers and market centers for certain types of orders submitted in part by clients of the Advisor.  This PFOF is similarly used to provide soft dollars which are used to pay for research and other permitted expenses.  In selecting executing broker dealers, whether or not they obtain PFOF, the Advisor represented that it conducts ongoing reviews and analysis of the execution quality to ensure that its clients receive best execution.  For purposes of the Advisor’s soft dollar policy, PFOF is treated as client brokerage commissions which should be used to the ultimate benefit of the client.  The Board also noted that the Advisor and its affiliates do not receive PFOF in connection with the Funds’ brokerage.  The Board reviewed information indicating that the Advisor does not charge a separate fee for separately managed account clients (managed by the Advisor or its affiliates) invested in the Funds and determined that the Advisor (or its affiliate) was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund, WBI Absolute Return Dividend Growth Fund, WBI Absolute Return Balanced Plus Fund, and the WBI Absolute Return Dividend Income Fund but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund, WBI Absolute Return Dividend Growth Fund, WBI Absolute Return Balanced Plus Fund, and the WBI Absolute Return Dividend Income Fund would be in the best interest of each Fund and its shareholders.

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
WBI Investments, Inc.
One River Centre
331 Newman Springs Road
Suite 122
Red Bank, NJ 07701

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-924-3863

WB-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     8/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     8/6/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     8/6/15

* Print the name and title of each signing officer under his or her signature